Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

19.Leases

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company do not assume renewals in our determination of the lease term unless the renewals are reasonably certain to be exercised at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2019, the weighted average remaining lease term was 0.91 years and weighted average discount rate was 7.8% for the Company’s operating leases.

Operating lease cost for the year ended December 31, 2019 was RMB2,930 (US$421). Short-term lease cost and variable lease cost was nil for the year ended December 31, 2019.

Future lease payments under operating leases as of December 31, 2019 are as follows:

	Operating Leases
	RMB	US$
2020	3,272	470
2021 and thereafter	—	—
Total undiscounted cash flows	3,272	470
Less imputed interest	(192)	(28)
Total lease liabilities balance	3,080	442

Supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	1,620	233